UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F Cover Page
Report for the Calendar year or Quarter ended: March 31, 2002
Check here if Amendment[  ]; Amendment Number:

This Amendment (Check only one: [  ] is a restatement
                                [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:               Pillar Capital Advisors, LLC
Address:            584 South State Street
                    Orem, UT 84058

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on behalf of Reporting Manager:

Name:             Zubin J. Bomanshaw
Title:                Operations
Phone:            801-224-8600

Signature, Place, and Date of Signing

Zubin J. Bomanshaw,     Orem, UT     April 08, 2002

Report Type (Check only one):

[X] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager: None

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 29

Form 13F Information Table Value Total: $66,854,000

                                         Form 13 F Information Table
Name of Issuer                 Class  Cusip   (X$1000) PRN AMT  PRN DSCRETN AUTHORITY
-------------------------------------------------------------------------------------
ALBANY MOLECULAR RESH INC	COM    012423109   2205    91970   SH  SOLE SOLE
BARRA INC                       COM    068313105    891    14713   SH  SOLE SOLE
BMC SOFTWARE INC                COM    055921100   1836    94415   SH  SOLE SOLE
DOLLAR TREE STORES INC          COM    256747106   2787    84955   SH  SOLE SOLE
DOUBLECLICK INC                 COM    258609304    158    13176   SH  SOLE SOLE
FAIR ISAAC & CO INC             COM    303250104    495     7814   SH  SOLE SOLE
GENTNER COMMUNICATIONS CORP     COM    37245J105   2228   135870   SH  SOLE SOLE
HENRY JACK & ASSOC INC          COM    426281101    571    25740   SH  SOLE SOLE
JDS UNIPHASE CORP               COM    46612J101    152    25755   SH  SOLE SOLE
KRONOS INC                      COM    501052104   5734   122059   SH  SOLE SOLE
LEVEL 3 COMMUNICATIONS INC      COM    52729N100     66    18450   SH  SOLE SOLE
LINEAR TECHNOLOGY CORP          COM    535678106   3319    75052   SH  SOLE SOLE
MACROVISION CORP                COM    555904101    473    17765   SH  SOLE SOLE
MARRIOTT INTL INC NEW           CL  A  571903202    369     8200   SH  SOLE SOLE
MICREL INC                      COM    594793101   1255    49752   SH  SOLE SOLE
MITY ENTERPRISES INC            COM    606850105   5265   409740   SH  SOLE SOLE
MOBILE MINI INC                 COM    60740F105    534    16581   SH  SOLE SOLE
NATURES SUNSHINE PRODUCTS INC   COM    639027101    532    47473   SH  SOLE SOLE
ORTHODONTIC CTRS AMER INC	COM    68750P103   3689   133594   SH  SOLE SOLE
1-800 CONTACTS INC		COM    681977104   2614   245415   SH  SOLE SOLE
PEREGRINE SYSTEMS INC           COM    71366Q101    856    89870   SH  SOLE SOLE
PFIZER INC                      COM    717081103   1635    41135   SH  SOLE SOLE
PRE PAID LEGAL SVCS INC         COM    740065107   8695   304435   SH  SOLE SOLE
ROGERS CORP                     COM    775133101   9926   298875   SH  SOLE SOLE
SANMINA SCI CORP                COM    800907107   1533   130475   SH  SOLE SOLE
SKYWEST INC                     COM    830879102   8347   334815   SH  SOLE SOLE
TENFOLD CORP                    COM    88033A103     28    49285   SH  SOLE SOLE
XILINX INC			COM    983919101    448    11240   SH  SOLE SOLE
ZIONS BANCORPORATION            COM    989701107    214     3608   SH  SOLE SOLE